Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Redeemable Convertible Preferred Stock Series B	Convertible Preferred Stock Series A-1	Convertible Preferred Stock Series C	Convertible Preferred Stock Series D and E	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2013								$ (13,362,334)
Stock-based compensation								604,976
Net loss								(7,917,853)
Ending Balance, Shares at Dec. 31, 2014	1,250,000	1,593,389	96,571		2,802,867
Ending Balance, Amount at Dec. 31, 2014	$ 1,838,025	$ 4,029,576	$ 966		$ 28,029	$ 24,492,450	$ (24,550,308)	$ 4,000,713
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, Shares		(64,019)			38,456
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, Amount		$ (162,968)			$ 384	162,584
Conversion of Series C into common stock on January 10, 2015, Shares			(96,571)		120,714
Conversion of Series C into common stock on January 10, 2015, Amount			$ (966)		$ 1,207	(241)
Conversion of Series B into common stock between March 3 and March 20, 2015, Shares	(106,437)				276,883
Conversion of Series B into common stock between March 3 and March 20, 2015, Amount	$ (160,380)				$ 2,769	$ 157,611		$ 160,380
Accretion of redemption value for Series A-1 from January 1 to March 25, 2015, Shares
Accretion of redemption value for Series A-1 from January 1 to March 25, 2015, Amount		$ 47,749					$ (47,749)
Accretion of redemption value for Series B from January 1 to March 25, 2015, Shares
Accretion of redemption value for Series B from January 1 to March 25, 2015, Amount	$ 45,485						(45,485)	$ (45,485)
Deemed dividend related to exchange of common stock for Series A-1, Series A-1 Warrants and Series B on March 25, 2015, Shares
Deemed dividend related to exchange of common stock for Series A-1, Series A-1 Warrants and Series B on March 25, 2015, Amount	$ 8,655,998	$ 9,196,923					$ (17,852,921)	$ (8,655,998)
Exchange of Series A-1 and Series A-1 Warrants into Common and Series D on March 25, 2015, Shares		(1,529,370)		117,583	2,213,407
Exchange of Series A-1, and Series A-1 Warrants into common and Series D on March 25, 2015, Amount		$ (13,111,280)		$ 1,176	$ 22,134	$ 13,087,970
Exchange of Series B into common and Series D on March 25, 2015, Shares	(1,143,563)			120,573	324,095
Exchange of Series B into common and Series D on March 25, 2015, Amount	$ (10,379,128)			$ 1,206	$ 3,241	10,374,681		$ 10,379,128
Private Placement Issuance of 6,661,000 shares at $0.75 per share, net of issuance costs of $281,023 on March 31, 2015, Shares					6,661,000
Private Placement Issuance of 6,661,000 shares at $0.75 per share, net of issuance costs of $281,023 on March 31, 2015, Amount					$ 66,610	4,648,116		$ 4,714,726
Issuance of additional common stock in March 2015 under Common Stock Purchase Agreement in relation to Financing on July 7, 2014, Shares					88,093
Issuance of additional common stock in March 2015 under Common Stock Purchase Agreement in relation to Financing on July 7, 2014, Amount					$ 881	(881)
Private Placement Issuance of 5,624,998 shares at $0.75 per share, net of issuance costs of $387,127 on April 10, 2015, Shares					5,624,998
Private Placement Issuance of 5,624,998 shares at $0.75 per share, net of issuance costs of $387,127 on April 10, 2015					$ 56,250	3,775,372		$ 3,831,622
Private Placement Issuance of 33,333 shares at $75 per share of Series E Preferred Stock on April 10, 2015, Shares				33,333
Private Placement Issuance of 33,333 shares at $75 per share of Series E Preferred Stock on April 10, 2015, Amount				$ 333		2,499,667		2,500,000
Issuance of restricted common stock in April 2015 for services, Shares					1,831,500
Issuance of restricted common stock in April 2015 for services, Amount					$ 18,315	1,894,135		1,912,450
Issuance of restricted common stock to former board member on April 3, 2015 upon termination, Shares					20,000
Issuance of restricted common stock to former board member on April 3, 2015 upon termination, Amount					$ 200	45,800		$ 46,000
Conversion of Series D Preferred Stock to common stock, Shares				(46,665)	4,666,500
Conversion of Series D Preferred Stock to common stock, Amount				$ (467)	$ 46,665	(46,198)
Stock option exercise, Shares					2,779
Stock option exercise, Amount					$ 28	772		$ 800
Shares issued in connection with exercise of warrants on a cashless basis, Shares					1,219,780
Shares issued in connection with exercise of warrants on a cashless basis, Amount					$ 12,198	(12,198)
Elimination of warrant liability in exchange transaction, Shares
Elimination of warrant liability in exchange transaction						72,656		$ 72,656
Stock-based compensation						$ 2,966,603		2,966,603
Net loss							$ (14,123,107)	(14,123,107)
Ending Balance, Shares at Sep. 30, 2015				224,824	25,891,072
Ending Balance, Amount at Sep. 30, 2015				$ 2,248	$ 258,911	$ 64,118,899	$ (56,619,570)	$ 7,760,488